Expense Example - Hundredfold Select Alternative Fund	Dec. 24, 2025 USD ($)
Service Class Shares | Hundredfold Select Alternative Fund Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 297
Expense Example, with Redemption, 3 Years	910
Expense Example, with Redemption, 5 Years	1,548
Expense Example, with Redemption, 10 Years	3,261
Investor Class Shares | Hundredfold Select Alternative Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	$ 2,348